Earnings Per Share (Tables)	12 Months Ended
Sep. 27, 2013
Earnings Per Share [Abstract]
Weighted-Average Shares Reconciliation
The weighted-average ordinary shares used in the computations of basic and diluted earnings per share were as follows:

(In Millions)	2013	2012	2011
Basic shares	467	481	493
Effect of share options and restricted shares	4	5	4
Diluted shares	471	486	497